Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
September 30, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 101.9%
Security	Shares	Value
Aerospace & Defense — 0.9%
Boeing Co.(1)(2)	15,470	$ 2,352,059
Huntington Ingalls Industries, Inc.(2)	905	239,264
L3Harris Technologies, Inc.(2)	6,224	1,480,503
Northrop Grumman Corp.(2)	17,902	9,453,509
Textron, Inc.(2)	26,970	2,389,002
		$ 15,914,337
Air Freight & Logistics — 0.4%
FedEx Corp.(2)	25,598	$ 7,005,661
		$ 7,005,661
Automobiles — 2.1%
Tesla, Inc.(1)(2)	133,465	$ 34,918,448
		$ 34,918,448
Banks — 2.2%
Bank of America Corp.(2)	130,000	$ 5,158,400
Fifth Third Bancorp(2)	88,466	3,789,884
Huntington Bancshares, Inc.(2)	179,679	2,641,281
JPMorgan Chase & Co.(2)	78,928	16,642,758
KeyCorp(2)	112,564	1,885,447
Regions Financial Corp.(2)	254,924	5,947,377
Truist Financial Corp.(2)	41,626	1,780,344
		$ 37,845,491
Beverages — 1.6%
Coca-Cola Co.(2)	153,903	$ 11,059,469
Constellation Brands, Inc., Class A(2)	3,691	951,134
PepsiCo, Inc.(2)	93,497	15,899,165
		$ 27,909,768
Biotechnology — 2.6%
AbbVie, Inc.(2)	41,395	$ 8,174,684
Amgen, Inc.(2)	59,770	19,258,492
Gilead Sciences, Inc.(2)	202,361	16,965,946
		$ 44,399,122
Broadline Retail — 5.0%
Amazon.com, Inc.(1)(2)	458,196	$ 85,375,661
		$ 85,375,661
Security	Shares	Value
Building Products — 0.6%
Allegion PLC(2)	10,516	$ 1,532,602
Masterbrand, Inc. (1)(2)	6,049	112,148
Trane Technologies PLC(2)	23,525	9,144,873
		$ 10,789,623
Capital Markets — 1.8%
CME Group, Inc.(2)	12,294	$ 2,712,671
Goldman Sachs Group, Inc.(2)	14,895	7,374,663
Moody's Corp.(2)	17,602	8,353,733
S&P Global, Inc.(2)	22,175	11,456,049
		$ 29,897,116
Chemicals — 1.5%
Air Products and Chemicals, Inc.(2)	13,083	$ 3,895,333
Corteva, Inc.(2)	20,341	1,195,847
Dow, Inc.(2)	20,341	1,111,229
DuPont de Nemours, Inc.(2)	20,341	1,812,587
Linde PLC(2)	19,727	9,407,017
PPG Industries, Inc.(2)	59,416	7,870,243
		$ 25,292,256
Commercial Services & Supplies — 0.8%
Copart, Inc.(1)(2)	163,944	$ 8,590,666
Republic Services, Inc.(2)	15,474	3,107,798
Waste Management, Inc.(2)	10,149	2,106,932
		$ 13,805,396
Communications Equipment — 1.1%
Cisco Systems, Inc.(2)	358,876	$ 19,099,381
		$ 19,099,381
Consumer Finance — 1.0%
American Express Co.(2)	26,474	$ 7,179,749
Capital One Financial Corp.(2)	10,757	1,610,645
Discover Financial Services(2)	55,745	7,820,466
		$ 16,610,860
Consumer Staples Distribution & Retail — 1.6%
Kroger Co.(2)	77,736	$ 4,454,273
Target Corp.(2)	14,337	2,234,565
Walgreens Boots Alliance, Inc.	99,175	888,608
Walmart, Inc.(2)	232,395	18,765,896
		$ 26,343,342

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Containers & Packaging — 0.2%
Packaging Corp. of America(2)	14,417	$ 3,105,422
Smurfit WestRock PLC	21,317	1,053,486
		$ 4,158,908
Distributors — 0.1%
Genuine Parts Co.(2)	9,927	$ 1,386,603
		$ 1,386,603
Diversified Telecommunication Services — 0.2%
Verizon Communications, Inc.(2)	82,831	$ 3,719,940
		$ 3,719,940
Electric Utilities — 1.1%
Edison International(2)	98,847	$ 8,608,585
NextEra Energy, Inc.(2)	85,057	7,189,868
NRG Energy, Inc.(2)	25,141	2,290,345
		$ 18,088,798
Electrical Equipment — 0.3%
Eaton Corp. PLC(2)	6,652	$ 2,204,739
Rockwell Automation, Inc.(2)	8,828	2,369,965
		$ 4,574,704
Energy Equipment & Services — 0.0%(3)
Helmerich & Payne, Inc.(2)	4,130	$ 125,635
		$ 125,635
Entertainment — 2.1%
Netflix, Inc.(1)(2)	41,421	$ 29,378,673
Walt Disney Co.(2)	68,726	6,610,754
		$ 35,989,427
Financial Services — 2.3%
Berkshire Hathaway, Inc., Class B(1)(2)	21,946	$ 10,100,866
Fidelity National Information Services, Inc.(2)	61,172	5,123,155
Mastercard, Inc., Class A(2)	16,505	8,150,169
Visa, Inc., Class A(2)	58,666	16,130,217
		$ 39,504,407
Food Products — 1.5%
General Mills, Inc.(2)	26,311	$ 1,943,067
Hershey Co.(2)	6,026	1,155,666
Hormel Foods Corp.(2)	21,160	670,772
JM Smucker Co.(2)	40,977	4,962,315
Security	Shares	Value
Food Products (continued)
Lamb Weston Holdings, Inc.(2)	16,086	$ 1,041,408
Mondelez International, Inc., Class A(2)	212,633	15,664,673
		$ 25,437,901
Ground Transportation — 0.7%
Norfolk Southern Corp.(2)	10,293	$ 2,557,810
Union Pacific Corp.(2)	37,756	9,306,099
		$ 11,863,909
Health Care Equipment & Supplies — 2.6%
Baxter International, Inc.(2)	36,672	$ 1,392,436
Edwards Lifesciences Corp.(1)(2)	66,378	4,380,284
Intuitive Surgical, Inc.(1)(2)	52,642	25,861,436
Stryker Corp.(2)	33,820	12,217,813
		$ 43,851,969
Health Care Providers & Services — 2.3%
Cigna Group(2)	23,981	$ 8,307,978
CVS Health Corp.(2)	33,957	2,135,216
DaVita, Inc.(1)(2)	11,550	1,893,391
McKesson Corp.(2)	15,861	7,841,996
UnitedHealth Group, Inc.(2)	31,533	18,436,714
		$ 38,615,295
Hotels, Restaurants & Leisure — 2.6%
Caesars Entertainment, Inc.(1)(2)	25,480	$ 1,063,535
Chipotle Mexican Grill, Inc.(1)(2)	159,400	9,184,628
Darden Restaurants, Inc.(2)	21,181	3,476,438
Marriott International, Inc., Class A(2)	67,519	16,785,223
McDonald's Corp.(2)	35,810	10,904,503
Yum! Brands, Inc.(2)	14,466	2,021,045
		$ 43,435,372
Household Durables — 0.2%
PulteGroup, Inc.(2)	21,021	$ 3,017,144
Whirlpool Corp.(2)	8,566	916,562
		$ 3,933,706
Household Products — 0.5%
Clorox Co.(2)	27,426	$ 4,467,970
Procter & Gamble Co.(2)	26,245	4,545,634
		$ 9,013,604

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Industrial REITs — 0.2%
ProLogis, Inc.(2)	21,785	$ 2,751,010
		$ 2,751,010
Insurance — 1.5%
American International Group, Inc.(2)	30,480	$ 2,232,050
Chubb Ltd.(2)	35,393	10,206,987
Lincoln National Corp.(2)	11,270	355,118
Marsh & McLennan Cos., Inc.(2)	18,528	4,133,412
Travelers Cos., Inc.(2)	35,246	8,251,793
Unum Group(2)	5,352	318,123
		$ 25,497,483
Interactive Media & Services — 8.8%
Alphabet, Inc., Class A(2)	263,456	$ 43,694,178
Alphabet, Inc., Class C(2)	237,104	39,641,418
Meta Platforms, Inc., Class A(2)	115,342	66,026,374
		$ 149,361,970
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.(2)	11,884	$ 1,764,536
Danaher Corp.(2)	9,298	2,585,030
Revvity, Inc.(2)	23,065	2,946,554
Thermo Fisher Scientific, Inc.(2)	4,361	2,697,584
		$ 9,993,704
Machinery — 1.4%
Caterpillar, Inc.(2)	8,507	$ 3,327,258
Dover Corp.(2)	25,606	4,909,695
Flowserve Corp.(2)	4,274	220,923
Ingersoll Rand, Inc.(2)	20,758	2,037,605
Parker-Hannifin Corp.(2)	12,967	8,192,810
Stanley Black & Decker, Inc.(2)	43,010	4,736,691
		$ 23,424,982
Media — 0.9%
Comcast Corp., Class A(2)	363,307	$ 15,175,333
		$ 15,175,333
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.(2)	94,914	$ 4,738,107
Newmont Corp.(2)	25,563	1,366,342
		$ 6,104,449
Security	Shares	Value
Multi-Utilities — 0.7%
CMS Energy Corp.(2)	177,055	$ 12,505,395
		$ 12,505,395
Oil, Gas & Consumable Fuels — 2.2%
Chevron Corp.(2)	56,514	$ 8,322,817
Diamondback Energy, Inc.(2)	83,355	14,370,402
Exxon Mobil Corp.(2)	30,711	3,599,943
ONEOK, Inc.(2)	27,001	2,460,601
Phillips 66(2)	42,445	5,579,395
Williams Cos., Inc.(2)	48,643	2,220,553
		$ 36,553,711
Passenger Airlines — 0.1%
Alaska Air Group, Inc.(1)(2)	3,244	$ 146,661
Southwest Airlines Co.(2)	50,084	1,483,989
		$ 1,630,650
Personal Care Products — 0.2%
Estee Lauder Cos., Inc., Class A(2)	29,712	$ 2,961,989
		$ 2,961,989
Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co.(2)	116,387	$ 6,021,863
Eli Lilly & Co.(2)	12,756	11,301,051
Johnson & Johnson(2)	36,122	5,853,931
Merck & Co., Inc.(2)	117,905	13,389,292
Pfizer, Inc.(2)	220,239	6,373,717
		$ 42,939,854
Professional Services — 0.5%
Dayforce, Inc.(1)(2)	51,729	$ 3,168,401
Equifax, Inc.(2)	14,785	4,344,720
Robert Half, Inc.(2)	12,784	861,770
		$ 8,374,891
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)(2)	16,438	$ 2,046,202
		$ 2,046,202
Residential REITs — 0.4%
Mid-America Apartment Communities, Inc.(2)	36,921	$ 5,866,747
		$ 5,866,747
Semiconductors & Semiconductor Equipment — 17.1%
Advanced Micro Devices, Inc.(1)(2)	136,861	$ 22,456,153

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Analog Devices, Inc.(2)	56,522	$ 13,009,669
ASML Holding NV - NY Shares(2)(4)	10,751	8,958,271
Broadcom, Inc.(2)	290,130	50,047,425
Lam Research Corp.(2)	22,778	18,588,670
NVIDIA Corp.(2)	1,088,445	132,180,761
ON Semiconductor Corp.(1)(2)	99,333	7,212,569
QUALCOMM, Inc.(2)	104,895	17,837,395
Texas Instruments, Inc.(2)	99,048	20,460,345
		$ 290,751,258
Software — 12.5%
Adobe, Inc.(1)(2)	35,801	$ 18,537,042
Fortinet, Inc.(1)(2)	143,167	11,102,601
Microsoft Corp.(2)	325,148	139,911,184
Oracle Corp.(2)	108,722	18,526,229
Salesforce, Inc.(2)	42,773	11,707,398
ServiceNow, Inc.(1)(2)	13,840	12,378,357
		$ 212,162,811
Specialized REITs — 0.5%
American Tower Corp.(2)	17,730	$ 4,123,289
Iron Mountain, Inc.(2)	38,019	4,517,798
		$ 8,641,087
Specialty Retail — 1.3%
Advance Auto Parts, Inc.(2)	18,636	$ 726,618
Best Buy Co., Inc.(2)	29,375	3,034,437
Home Depot, Inc.(2)	44,913	18,198,748
		$ 21,959,803
Technology Hardware, Storage & Peripherals — 8.8%
Apple, Inc.(2)	644,033	$ 150,059,689
		$ 150,059,689
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B(2)	87,443	$ 7,729,961
		$ 7,729,961
Tobacco — 0.1%
Altria Group, Inc.(2)	38,103	$ 1,944,777
		$ 1,944,777
Security	Shares	Value
Trading Companies & Distributors — 0.7%
Fastenal Co.(2)	158,488	$ 11,319,213
		$ 11,319,213
Total Common Stocks (identified cost $372,521,187)		$1,728,663,609

Short-Term Investments — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.83%(5)	3,756,291	$ 3,756,291
Total Short-Term Investments (identified cost $3,756,291)		$ 3,756,291
Total Investments — 102.1% (identified cost $376,277,478)		$1,732,419,900
Total Written Call Options — (2.0)% (premiums received $16,664,508)		$ (34,627,750)
Other Assets, Less Liabilities — (0.1)%		$ (1,346,345)
Net Assets — 100.0%		$1,696,445,805
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security (or a portion thereof) has been pledged as collateral for written options.
(3)	Amount is less than 0.05%.
(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At September 30, 2024, the aggregate value of these securities is $8,958,271 or 0.5% of the Fund's net assets.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2024.

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) — (2.0)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
NASDAQ 100 Index	27	$54,163,863	$19,400	10/2/24	$ (1,754,190)
NASDAQ 100 Index	28	56,169,932	19,150	10/4/24	(2,572,500)
NASDAQ 100 Index	27	54,163,863	19,100	10/7/24	(2,629,260)
NASDAQ 100 Index	28	56,169,932	19,200	10/9/24	(2,517,760)
NASDAQ 100 Index	27	54,163,863	19,900	10/11/24	(1,002,780)
NASDAQ 100 Index	27	54,163,863	19,800	10/14/24	(1,216,620)
NASDAQ 100 Index	27	54,163,863	19,900	10/16/24	(1,100,250)
NASDAQ 100 Index	27	54,163,863	20,200	10/18/24	(693,360)
NASDAQ 100 Index	27	54,163,863	20,200	10/21/24	(748,035)
NASDAQ 100 Index	27	54,163,863	20,400	10/23/24	(562,545)
NASDAQ 100 Index	28	56,169,932	20,500	10/25/24	(543,900)
NASDAQ 100 Index	27	54,163,863	20,400	10/28/24	(650,025)
S&P 500 Index	141	81,250,968	5,610	10/2/24	(2,117,820)
S&P 500 Index	141	81,250,968	5,580	10/4/24	(2,596,515)
S&P 500 Index	140	80,674,720	5,560	10/7/24	(2,882,600)
S&P 500 Index	142	81,827,216	5,550	10/9/24	(3,121,870)
S&P 500 Index	142	81,827,216	5,700	10/11/24	(1,434,910)
S&P 500 Index	142	81,827,216	5,710	10/14/24	(1,332,670)
S&P 500 Index	142	81,827,216	5,725	10/16/24	(1,256,700)
S&P 500 Index	142	81,827,216	5,780	10/18/24	(861,940)
S&P 500 Index	141	81,250,968	5,790	10/21/24	(809,340)
S&P 500 Index	141	81,250,968	5,810	10/23/24	(721,920)
S&P 500 Index	141	81,250,968	5,825	10/25/24	(690,900)
S&P 500 Index	141	81,250,968	5,810	10/28/24	(809,340)
Total					$(34,627,750)
Abbreviations:
REITs	– Real Estate Investment Trusts
At September 30, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At September 30, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $3,756,291, which represents 0.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$5,160,748	$172,953,895	$(174,358,352)	$ —	$ —	$3,756,291	$200,109	3,756,291
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2024, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,728,663,609*	$ —	$ —	$1,728,663,609
Short-Term Investments	3,756,291	—	—	3,756,291
Total Investments	$1,732,419,900	$ —	$ —	$1,732,419,900
Liability Description
Written Call Options	$ (34,627,750)	$ —	$ —	$ (34,627,750)
Total	$ (34,627,750)	$ —	$ —	$ (34,627,750)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semi-annual or annual report to shareholders.